Property and Equipment, net (Schedule of Property and Equipment) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 36,331
Additions in property and equipment	1,822
Property and Equipment, Ending Balance	38,153
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(8,483)
Depreciation for the year	(505)
Accumulated Depreciation, Property and Equipment, Ending Balance	(8,988)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	27,848
Additions in property and equipment	1,822
Depreciation for the year	(505)
Property And Equipment Net, Ending Balance	$ 29,165